Interests in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Interests In Subsidiaries Tables [Line Items]
Individually significant subsidiaries of UBS Group AG and UBS AG and other subsidiares of UBS AG

Individually significant subsidiaries

of UBS Group AG as of 31 December 2024
Company Registered office Share capital in million Equity interest accumulated in %
UBS AG Zurich and Basel, Switzerland USD 385.8 100.0
UBS Business Solutions AG
1
Zurich, Switzerland CHF 1.0 100.0
1 UBS Business Solutions AG holds subsidiaries in China, India, Israel, Poland and Switzerland.

Individually significant subsidiaries

of UBS AG as of 31 December 2024
1
Company Registered office Primary business Share capital in million Equity interest accumulated in %
Credit Suisse International London, UK Non-core and Legacy USD 7,267.5 97.6
2
UBS Americas Holding LLC Wilmington, Delaware, US Group Items USD 2,900.0
3
100.0
UBS Americas Inc. Wilmington, Delaware, US Group Items USD 0.0 100.0
UBS Asset Management AG Zurich, Switzerland Asset Management CHF 43.2 100.0
UBS Bank USA Salt Lake City, Utah, US Global Wealth Management USD 0.0 100.0
UBS Europe SE Frankfurt, Germany Global Wealth Management EUR 446.0 100.0
UBS Financial Services Inc. Wilmington, Delaware, US Global Wealth Management USD 0.0 100.0
UBS Securities LLC Wilmington, Delaware, US Investment Bank USD 1,283.1
4
100.0
UBS Switzerland AG Zurich, Switzerland Personal & Corporate Banking CHF 10.0 100.0
1 Includes direct and indirect

subsidiaries of UBS AG.

2 UBS Group AG owns

the remaining
2.4
%.

3 Consists of common share capital of

USD
1,000

and non-voting preferred share capital of

USD
2.9
bn.

4 Consists
of common share capital of USD 100,000

and non-voting preferred share capital of USD
1.3 bn.

Investments in associates and joint ventures

Investments in associates and joint ventures
USD m 2024 2023
Carrying amount at the beginning of the year 2,373 1,101
Additions 0 1
Acquisition of the Credit Suisse Group
1
0 1,569
Disposals (8) 0
Reclassifications 0 (33)
Share of comprehensive income 145 (365)
of which: share of net profit / (loss)
2
144 (348)
of which: share of other comprehensive income
3
0 (17)
Share of changes in retained earnings (3) (1)
Dividends received (51) (90)
Foreign currency translation (149) 192
Carrying amount at the end of the year 2,306 2,373
of which: associates 2,057 2,164
of which: SIX Group AG, Zurich 1,484 1,646
of which: other associates 573 519
of which: joint ventures
4
249 209
1 Refer to Note 2 for

more information about the acquisition of the Credit

Suisse Group.

2

For 2024, consists of USD
91 m from associates and USD 54
m from joint ventures (for 2023, consists

of negative USD
383 m
from associates, partly offset by USD 34
m from joint ventures).

3 For 2023, consists of negative USD
17
m from associates.

4 In October 2024, UBS entered into an agreement to sell its
50 % interest in Swisscard
AECS GmbH. Refer to Note 29 for more information.

Interests in unconsolidated structured entities

Interests in unconsolidated structured entities
31.12.24
USD m, except where indicated
Securitization
vehicles
1
Client
vehicles sponsored
by UBS
2
Investment
funds
Other vehicles
sponsored by third
parties
3
Total
Maximum
exposure to loss
4
Financial assets at fair value held for trading 94 143 6,482 235 6,953 6,953
Derivative financial instruments 2 110 83 0 195 195
Loans and advances to customers 0 138 286 23 446 446
Financial assets at fair value not held for trading 1,275 0 721 236 2,232 2,232
Financial assets measured at fair value through other
comprehensive income 0 0 0 0 0 0
Other financial assets measured at amortized cost 1,023 0 0 0 1,024 1,024
Total assets 2,394 392 7,571 494 10,851 10,851
Derivative financial instruments 1 50 716 0 767 2
Total liabilities 1 50 716 0 767 2
Assets held by the unconsolidated structured entities in
which UBS had an interest (USD bn) 63
5
3
6
195
7
0
8
31.12.23
USD m, except where indicated
Securitization
vehicles
1
Client
vehicles sponsored
by UBS
2
Investment
funds
Other vehicles
sponsored by third
parties
3
Total
Maximum
exposure to loss
4
Financial assets at fair value held for trading 2,086 58 9,653 325 12,122 12,122
Derivative financial instruments 2 174 68 0 244 244
Loans and advances to customers 0 0 312 246 558 558
Financial assets at fair value not held for trading 1,645 0 497 579 2,720 2,720
Financial assets measured at fair value through other
comprehensive income 0 0 0 0 0 0
Other financial assets measured at amortized cost 202 0 1 0 203 453
Total assets 3,935 232 10,531 1,151 15,848 16,098
Derivative financial instruments 7 27 590 0 623 98
Total liabilities 7 27 590 0 623 98
Assets held by the unconsolidated structured entities in
which UBS had an interest (USD bn) 70
5
3
6
276
7
1
8
1 Includes loans with a high

LTV and

credit-impaired loans to pre-securitization

warehouse structured entities managed

by third parties, as

well as securities issued by

securitization structured entities sponsored

by
both UBS and third parties.

2 Client vehicles sponsored by UBS are structured entities that do not qualify as a securitization in line with regulatory requirements and are not considered an investment fund.

3 Other
vehicles sponsored by third parties are structured entities that do not qualify as a securitization in line with regulatory requirements and are not considered an investment fund. Interests in other vehicles sponsored by third parties included loans with a

high LTV

and credit-impaired loans provided to

third-party structured entities.

4 For the purpose of this

disclosure, maximum exposure to

loss amounts do not consider

the risk-
reducing effects of collateral

or other credit enhancements.

5 Represents the principal

amount outstanding.

6 Represents the market

value of total assets.

7 Represents the net asset

value of the investment
funds sponsored by UBS and the carrying amount of UBS’s interests in the investment funds not sponsored by UBS.

8 Represents the carrying amount of UBS’s interest in other vehicles sponsored by third parties.

UBS AG
Disclosure Interests In Subsidiaries Tables [Line Items]
Individually significant subsidiaries of UBS Group AG and UBS AG and other subsidiares of UBS AG

Other subsidiaries of UBS AG as of 31

December 2024
Company Registered office Primary business Share capital in million
Equity interest

accumulated in %
Banco de Investimentos Credit Suisse (Brasil) S.A. São Paulo, Brazil Investment Banking BRL 164.8 100.0
Credit Suisse (UK) Limited London, UK Global Wealth Management GBP 245.2 100.0
Credit Suisse (USA) LLC Wilmington, Delaware, US Non-core and Legacy USD 0.0 100.0
Credit Suisse Securities (Europe) Limited London, UK Non-core and Legacy USD 9.6 100.0
Credit Suisse Securities (USA) LLC Wilmington, Delaware, US Non-core and Legacy USD 0.0 100.0
Credit Suisse Securities (Japan) Limited Tokyo, Japan Non-core and Legacy JPY 78,100.0 100.0
UBS Asset Management (Americas) LLC Wilmington, Delaware, US Asset Management USD 0.0 100.0
UBS Asset Management Life Ltd London, UK Asset Management GBP 15.0 100.0
UBS Business Solutions US LLC Wilmington, Delaware, US Group Items USD 0.0 100.0
UBS Credit Corp. Wilmington, Delaware, US Global Wealth Management USD 0.0 100.0
UBS Fund Management (Switzerland) AG Basel, Switzerland Asset Management CHF 1.0 100.0
UBS (Monaco) S.A. Monte Carlo, Monaco Global Wealth Management EUR 49.2 100.0
UBS Securities Australia Ltd Sydney, Australia Investment Bank AUD 0.3
1
100.0
UBS Securities Hong Kong Limited Hong Kong SAR, China

Investment Bank HKD 3,254.2 100.0
UBS Securities Japan Co., Ltd. Tokyo, Japan Investment Bank JPY 44,908.7 100.0
UBS SuMi TRUST Wealth Management Co., Ltd. Tokyo, Japan Global Wealth Management JPY 5,165.0 51.0
1 Includes a nominal amount relating to redeemable preference shares.